Income taxes	12 Months Ended
Nov. 30, 2019
Major components of tax expense (income) [abstract]
Income taxes
20.	Income taxes
The following table presents the components of the current and deferred tax expenses.

	2019	2018

Current tax expense	$-	$-

Deferred tax expense
Origination and reversal of temporary differences	$2,484	$(874)
Change in unrecognized deductible temporary differences	(2,484)	(395)

Total deferred tax recovery	$-	$(1,269)

Total current and deferred tax recovery	$-	$(1,269)
Reconciliation between effective and applicable tax amounts

	2019	2018

Income taxes at domestic tax statutory rate	$(3,324)	$(1,564)
Change in unrecognized deductible temporary differences	2,484	(395)
Impact of differences in statutory tax rates	518	-
Non-deductible expenses and other	323	690

	$-	$(1,269)
The applicable statutory tax rates were 26.6% in 2019 and 26.7% in 2018. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.

Unrecognized deferred tax assets
As at November 30, unrecognized deferred tax assets were as follows.

	2019	2018

Research and development expenses	$23,262	$27,455
Non-capital losses	30,470	23,236
Property and equipment	282	357
Intellectual property and patent fees	2,900	2,885
Available deductions and other	3,335	3,345

	$60,249	$57,279
Given the Company’s past losses, management does not believe that it is probable that the Company can realize its deferred tax assets and, therefore, no amount has been recognized in the consolidated statements of financial position.
The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.

As at November 30, 2019 and 2018, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2019		2018
	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$79,698	$98,321	$79,614	$98,216

Losses carried forward
2027	414	407	414	406
2028	34,876	16,975	34,839	16,957
2029	14,671	12,400	14,656	12,386
2030	8,614	8,611	8,605	8,602
2031	17,740	15,748	17,721	15,731
2032	12,019	11,036	12,007	11,024
2033	8,636	8,555	8,627	8,546
2034	7,909	7,839	7,900	7,831
2037	7,057	6,973	7,050	6,965
2038	1,964	1,886	1,962	1,884
2039	6,024	5,952	-	-

Other temporary differences, without time limitation
Excess of tax value of property and equipment over carrying value	1,128	998	1,440	1,240
Excess of tax value of intellectual property and patent fees over carrying value	10,897	10,892	10,895	10,881
Available deductions and other	43,291	1,430	43,388	1,572
As at November 30, 2018, deferred tax assets relating to loss carried forward and financing costs of $1,269 and $338, respectively, were recognized to offset deferred tax liabilities for an amount of $1,607, resulting from the issuance of the convertible unsecured senior notes.